Consolidated Statement of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Revenues:
Total net revenues		$ 32,046	$ 52,537	$ 29,561
Total cost of revenues		(23,953)	(41,421)	(26,955)
Total gross profit		8,093	11,116	2,606
Operating expenses:
Sales and marketing expenses		(494)	(341)	(151)
General and administrative expenses		(13,012)	(7,186)	(23,558)
Research and development expenses		(4,896)	(4,524)	(5,294)
Total operating expenses		(18,402)	(12,051)	(29,003)
Other operating income		22	148	247
Operating loss		(10,287)	(787)	(26,150)
Interest income		63	47	3
Interest expense		(1,271)	(11,732)	(11,680)
Other income		635	240	2,376
Other expense		(140)	(2,123)	(3,207)
Loss on disposal of subsidiary				(303)
Contingency reversal				3,277
(Loss) gain on debt settlement		176	217	(17,199)
Loss related to equity financing		(14,156)	(3,669)
Change in fair value of contingent consideration for the acquisition of HHE				(111)
Loss on additional compensation to HHE		(5,400)	(5,950)
Loss on deconsolidation of a subsidiary			(3,610)
Foreign exchange (loss) gain		2,454	(1,519)	(2,661)
Loss from continuing operations, before income taxes		(27,926)	(28,886)	(55,655)
Income tax benefit (expense)		1,005	(59)	445
Net loss from continuing operations		(26,921)	(28,945)	(55,210)
Loss from operations of discontinued entities			(9,916)	(1,392)
Net loss on discontinued operations			(9,916)	(1,392)
Net loss		(26,921)	(38,861)	(56,602)
Net loss attributable to noncontrolling interest – continuing operations		(454)	(190)	(54)
Net (loss) income attributable to noncontrolling interest – discontinued operations			(4,639)	(683)
Less: net (loss) income attributable to noncontrolling interest		(454)	(4,829)	(737)
Net loss attributable to Borqs Technologies, Inc.		(26,467)	(34,032)	(55,865)
Net loss attributable to ordinary shareholders		$ (26,467)	$ (34,032)	$ (55,865)
Net loss per share from continuing operations attributable to Borqs Technologies, Inc.
Loss per share—Basic (in Dollars per share)	[1]	$ (2.03)	$ (15.03)	$ (89.8)
Loss per share—Diluted (in Dollars per share)	[1]	(2.03)	(15.03)	(89.8)
Net Loss per share from discontinued operations attributable to Borqs Technologies, Inc.
Loss per share—Basic (in Dollars per share)	[1]		(2.76)	(1.15)
Loss per share—Diluted (in Dollars per share)	[1]		(2.76)	(1.15)
Net loss per share attributable to Borqs Technologies, Inc.
Loss per share—Basic (in Dollars per share)	[1]	(2.03)	(17.79)	(90.95)
Loss per share—Diluted (in Dollars per share)	[1]	$ (2.03)	$ (17.79)	$ (90.95)
Number of ordinary shares used in earnings per share computation:
Weighted-average number of ordinary shares used in calculating continuing operations—basic (in Shares)	[1]	13,059,041	1,912,591	614,227
Weighted-average number of ordinary shares used in calculating continuing operations—diluted (in Shares)	[1]	13,059,041	1,912,591	614,227
Weighted-average number of ordinary shares used in calculating discontinued operations—basic (in Shares)	[1]	13,059,041	1,912,591	614,227
Weighted-average number of ordinary shares used in calculating discontinued operations—diluted (in Shares)	[1]	13,059,041	1,912,591	614,227
Software
Net Revenues:
Total net revenues		$ 12,995	$ 13,080	$ 10,732
Total cost of revenues		(7,934)	(6,149)	(9,429)
Hardware
Net Revenues:
Total net revenues		19,051	39,457	18,829
Total cost of revenues		$ (16,019)	$ (35,272)	$ (17,526)

[1]	Giving retroactive effect to the one-for-sixteen reverse split on June 27, 2022 and one-for-twelve reverse split on October 10, 2023